9401 INDIAN CREEK PARKWAY 40 CORPORATE WOODS SUITE 850 OVERLAND PARK,KANSAS 66210 800 820 0888 OFFICE GUGGENHEIMINVESTMENTS.COM

December 20, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	Security Income Fund (the “Corporation”)
File Nos. 002-38414 and 811-02120
Post-Effective Amendment No. 114 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies, on behalf of the Corporation, that the form of the Corporation’s Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 114, which was accepted on the EDGAR system on December 10, 2013.

No fees are required in connection with this filing. If you have any questions concerning this filing, please contact me at (785) 221-4644 or Julien Bourgeois of Dechert LLP at (202) 261-3451.

Very truly yours,

/s/ Amy J. Lee

Amy J. Lee

Vice President and Secretary

Security Income Fund

Securities offered by Guggenheim Distributors, LLC, an affiliate of Guggenheim Investments